Financial and Capital Risk Management and Fair Value Measurement - Detailed Information About Gain Loss On Foreign Currency Translaction Recognized In Income Statement (Detail) - GBP (£)
£ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange gain/(loss)	£ 1,525	£ (954)	£ (1,821)
Market Uncertainty [member]
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange gain/(loss)	1,461	787
U.S. dollars [Member] | Market Uncertainty [member]
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange gain/(loss)	872	920
Euro [Member] | Market Uncertainty [member]
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange gain/(loss)	768	(142)
Swiss Francs [Member] | Market Uncertainty [member]
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange gain/(loss)	£ (179)	£ 9